Inventories - Schedule of Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Inventories [Abstract]
Raw materials	$ 56.8	$ 50.9	$ 40.6
Work in progress	26.6	26.8	16.1
Finished goods	40.2	35.5	33.5
Inventories	$ 123.6	$ 113.2	$ 90.2